Net Other Non-Operating Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Other Nonoperating Income Expenses [Abstract]
Schedule Of Other Nonoperating Income Expense
Details of other
non-operating
income and expenses for the years ended December 31, 2022, 2023 and 2024, are as follows:

(In millions of Korean won)	2022		2023		2024
Other non-operating income
Gains on disposal of property and equipment	￦	155,177	￦	1,790	￦	29,515
Rental income		26,176		23,682		26,023
Others		283,991		131,995		128,794

		465,344		157,467		184,332

Other non-operating expenses
Losses on disposal of property and equipment		2,164		1,839		5,080
Donation		94,771		120,560		152,037
Restoration costs		2,857		3,642		2,922
Management cost for written-off loans		4,296		3,769		3,888
Impairment losses on goodwill		—		6,268		60,273
Others*		171,932		319,369		1,003,262

		276,020		455,447		1,227,462

Net other non-operating income (expenses)	￦	189,324	￦	(297,980)	￦	(1,043,130)

*	Includes expenses of ￦ 744,764 million related to the voluntary compensation for the performance of the Hang Seng China Enterprise Index as of December 31, 2024.